REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Jul. 31, 2020 item	Jul. 31, 2024 $ / shares shares	Dec. 31, 2022 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Accreted to the redemption value of redeemable non-controlling interest				¥ 10,801
Payment for acquisition of non-controlling interests				¥ (593,801)
DayOne
REDEEMABLE NON-CONTROLLING INTERESTS
Non-controlling interest owned (as a percent)			47.30%
BJ13
REDEEMABLE NON-CONTROLLING INTERESTS
Number of data center projects | item		2
Equity interest (as a percent)		58.00%
CPE Fund | JV
REDEEMABLE NON-CONTROLLING INTERESTS
Percent of equity interest to acquire	42.00%	42.00%
Consideration to acquire equity interest	¥ 593,801
Accreted to the redemption value of redeemable non-controlling interest	¥ 593,801
DayOne
REDEEMABLE NON-CONTROLLING INTERESTS
Issuance of shares (in shares) | shares			67,200,000
Price per share (in USD/share) | $ / shares			$ 10
CPE Fund | JV
REDEEMABLE NON-CONTROLLING INTERESTS
Non-controlling interest owned (as a percent)		42.00%